                                           As filed pursuant to Rule 497
                                           Under the Securities Act of 1933
                                           Registration No.  333-144000




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                             DATED FEBRUARY 4, 2008

--------------------------------------------------------------------------------

IF YOU PURCHASE YOUR CONTRACT THROUGH SMITH BARNEY OR CITIBANK, THE FOLLOWING TABLE REPLACES THE TABLE ON PAGE 6 UNDER THE HEADING PAYMENT ENHANCEMENT IN THE
PROSPECTUS:

The Enhancement Levels and Payment Enhancement Rates, applicable to all Purchase Payments made between April 1, 2008 and June 30, 2008 are as follows:

-----------------------------------------------------------------------------------------------------------------------------
                  PAYMENT ENHANCEMENT LEVEL                                       PAYMENT ENHANCEMENT RATE
-----------------------------------------------------------------------------------------------------------------------------
    All Purchase Payments and subsequent Purchase Payments                                  6.5%
-----------------------------------------------------------------------------------------------------------------------------


The Payment Enhancement rate currently being offered may increase, decrease, or be eliminated by us at any time.



Dated:   April 1, 2008



                Please keep this Supplement with your Prospectus



                                  Page 1 of 1